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April 18, 2006



VIA EDGAR
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Attention: Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:      GIANT 5 FUNDS
         FILE NOS. 333-129930 AND 811-21836
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Ladies and Gentlemen:

Attached for filing via EDGAR, on behalf of Giant 5 Funds (the "Trust"), is Pre-Effective Amendment No. 3 to the registration statement under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 3 to the Trust's initial registration statement on Form N-1A ("Registration Statement") pursuant to the Investment Company Act of 1940, as amended.

Please direct any questions concerning the filing to the undersigned at (617) 428-1312.

Sincerely,

/s/ Patrick Keniston

Patrick Keniston
Counsel
BISYS Fund Services

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